Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [line items]
Beginning balance	$ (408.2)	$ (370.1)	$ (271.6)
Temporarily non-deductible provisions	(43.5)	21.6	68.5
Tax loss carryforwards	9.5	6.6	0.3
Functional currency effect of the non monetary assets	100.3	(19.8)	(211.9)
Gains not realized from sales of Parent Company to subsidiaries	6.1	0.2	(8.6)
Effect of differences by fixed asset	(17.6)	(35.5)	26.1
Differences between basis: account x tax	30.9	(9.5)	27.1
Discontinued operation		(1.7)
Ending balance	(322.5)	(408.2)	(370.1)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(458.9)	(418.8)	(314.1)
Temporarily non-deductible provisions	(43.5)	21.6	68.5
Tax loss carryforwards	9.5	6.6	0.3
Functional currency effect of the non monetary assets	100.3	(19.8)	(211.9)
Gains not realized from sales of Parent Company to subsidiaries	6.1	0.2	(8.6)
Effect of differences by fixed asset	(17.6)	(35.5)	26.1
Differences between basis: account x tax	32.0	(11.5)	20.9
Discontinued operation		(1.7)
Ending balance	(372.1)	(458.9)	(418.8)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	50.7	48.7	42.5
Differences between basis: account x tax	(1.1)	2.0	6.2
Discontinued operation		0.0
Ending balance	$ 49.6	$ 50.7	$ 48.7